Acquisitions and divestitures - (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Acquisitions and divestitures	$ (206)	$ 3,212	$ (56)
Alianca Geracao Energia S A [Member]
IfrsStatementLineItems [Line Items]
Acquisitions and divestitures	$ (206)	305
Anglo American Minerio De Ferro Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Acquisitions and divestitures		626
Vale Oman Distribution Center [Member]
IfrsStatementLineItems [Line Items]
Acquisitions and divestitures		1,222
PT Vale Indonesia Tbk [Member]
IfrsStatementLineItems [Line Items]
Acquisitions and divestitures		$ 1,059
Mineracao Rio Do Norte [Member]
IfrsStatementLineItems [Line Items]
Acquisitions and divestitures			(87)
Companhia Siderurgica Do Pecem [Member]
IfrsStatementLineItems [Line Items]
Acquisitions and divestitures			$ 31